NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE	NET LOSS PER SHARE
For periods in which the Company reports a net loss attributable to common stockholders, potentially dilutive securities have been excluded from the computation of diluted net loss per share as their effects would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	Year Ended December 31,
	2021	2020
Convertible preferred stock (as converted to common stock)	—	61,414,002
Outstanding common stock options	19,381,975	13,620,077
Warrants to purchase Legacy Pear common stock	—	1,126,705
Private placement warrants to purchase common stock	5,013,333	—
Public warrants to purchase common stock	9,199,944	—
Earn-Out Shares	12,395,625	—
Total	45,990,877	76,160,784
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(1)     Prior period results have been adjusted to reflect the exchange of Legacy Pear common stock for Class A common stock at an exchange ratio of approximately 1.47 as a result of the Business Combination. See Note 3 for further information.
The following table summarizes the computation of basic and diluted net loss per share attributable to common stockholders of the Company for the year ended December 31:

	Year Ended December 31,
	2021	2020
Numerator:
Net loss	$(65,142)	$(97,023)
Loss on repurchase of convertible preferred stock	$—	$(11,053)
Net loss attributable to common shareholders	$(65,142)	$(108,076)
Denominator:
Weighted-average common shares outstanding, basic and diluted (1)	113,328,450	89,216,091
Net loss per share attributable to common stockholders, basic and diluted (1)	$(0.57)	$(1.21)
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(1)The weighted-average common shares and thus the net loss per share calculations and potentially dilutive security amounts for all periods prior to the Business Combination have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Business Combination to effect the reverse recapitalization. Historically reported weighted average shares outstanding have been multiplied by the exchange ratio of approximately 1.47. See Note 3 for further information.